Equity (Change in Number of Shares Issued and Treasury Stock) (Detail) - shares	1 Months Ended		5 Months Ended	12 Months Ended
	Mar. 07, 2016	Sep. 03, 2014	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015
Number of issued shares
Common stock, Issued shares Beginning Balance				4,085,772,000	4,365,000,000
Common stock, Issued shares Ending Balance			4,085,772,000	3,958,543,000	4,085,772,000
Number of treasury stock
As of March 31, 2013				204,288,145	218,239,900
Acquisition of treasury stock	120,867,062	181,530,121	83,746,000	120,867,105	265,276,245
Retirement of treasury stock				(127,229,000)	(279,228,000)
As of March 31, 2014			204,288,145	197,926,250	204,288,145
Acquisition of treasury stock based on the resolution of the Board of Directors
Number of treasury stock
Acquisition of treasury stock				120,867,062	265,276,121
Acquisition of treasury stock through purchase of less-than-one-unit shares
Number of treasury stock
Acquisition of treasury stock				43	124